Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 361	£ 570
Short-term bank deposits	157	889
Total cash and cash equivalents	518	1,459
Total	645	£ 1,459
Asset held for sale [member]
Cash and cash equivalents [line items]
Cash at bank and in hand	127
Total cash and cash equivalents	£ 127